Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Current Assets
Cash	$ 163,126	$ 300,899	$ 541,591
Accounts receivable, net	797,746	452,643	866,091
Inventories, net	950,709	1,002,108	3,267,667
Other current assets	3,950	3,950	3,950
Total Current Assets	1,915,531	1,759,600	4,679,299
Property and Equipment, net (Note 2)	338,676	348,869	86,812
Intangibles, net (Notes 1 and 11)	1,388,912	1,443,191	1,516,815
Goodwill (Note 1)	834,220	834,220	834,220
Operating right of use asset (Note 6)	159,791	179,512	208,051
Total Assets	4,637,130	4,565,392	7,325,197
Current Liabilities
Line of credit (Note 3)	160,000		991,598
Derivative liability, convertible debt features (Note 5)			1,842,000
Current portion long term notes payable (Note 4)	3,078,492	2,815,231	552,055
Accounts payable	617,770	737,948	830,433
Accrued expenses	1,133,944	993,371	213,772
Deferred revenue	647,433	175,436	453,862
Short term portion of related party notes and payables (Note 5)	1,183,755	1,238,755	3,471,755
Total Current Liabilities	6,821,394	5,960,741	8,355,475
Noncurrent Liabilities
Related party notes payable, less current portion (Note 5)	1,038,457	586,862
Notes payable, less current portion (Note 4)	26,683	248,978	405,007
Total Liabilities	7,886,534	6,796,581	8,760,482
Stockholders' Deficit (Notes 1 and 8)
Common stock	321,356	321,134	280,744
Preferred stock – Series G, non-redeemable
Preferred stock - Series F, subject to redemption	11	11
Preferred stock - Series E, subject to redemption			50
Additional paid-in-capital	52,164,956	51,629,750	46,215,049
Accumulated deficit	(55,735,727)	(54,182,084)	(47,931,128)
Total Stockholders' Deficit	(3,249,404)	(2,231,189)	(1,435,285)
Total Liabilities and Stockholders' Deficit	$ 4,637,130	$ 4,565,392	$ 7,325,197